FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK ("First Ameritas")
                FIRST AMERITAS VARIABLE LIFE SEPARATE ACCOUNT and
     FIRST AMERITAS VARIABLE ANNUITY SEPARATE ACCOUNT ("Separate Accounts")

                                  Supplement to
                              OVERTURE ENCORE! II,
        OVERTURE Annuity III-Plus, OVERTURE ACCLAIM! and OVERTURE ACCENT!
                         Prospectuses Dated May 1, 2003
                         Supplement Dated June 14, 2004

Effective July 26, 2004, First Ameritas is revising the list of investment options offered through its variable products. The revised line-up consists entirely of investment options currently available through the First Ameritas products. These investment options include the First Ameritas Fixed Account and the following Separate Account variable investment option portfolios:

---------------------------------------------- ----------------------------------------------------------------------
                 FUND
Portfolio                                                                Investment Strategy
---------------------------------------------- ----------------------------------------------------------------------
      AMERITAS PORTFOLIOS (subadvisor)          Offered through Calvert Variable Series, Inc. Ameritas Portfolios
                                                              Advised by Ameritas Investment Corp.
---------------------------------------------- ----------------------------------------------------------------------
Ameritas Core Strategies (Thornburg            Growth.
Investment Management, Inc.)
---------------------------------------------- ----------------------------------------------------------------------
Ameritas MidCap Growth (Fred Alger             Growth.
Management, Inc.)
---------------------------------------------- ----------------------------------------------------------------------
Ameritas Money Market (Calvert Asset           Money Market.
Management Company, Inc.)
---------------------------------------------- ----------------------------------------------------------------------
             CALVERT PORTFOLIOS                 Offered through Calvert Variable Series, Inc. Calvert Portfolios
                                                        Advised by Calvert Asset Management Company, Inc.
---------------------------------------------- ----------------------------------------------------------------------
CVS Social Balanced                            Income and Growth.
---------------------------------------------- ----------------------------------------------------------------------
        FIDELITY(R)(Service Class 2)              Offered through Variable Insurance Products: Service Class 2
                                                       Advised by Fidelity Management and Research Company
---------------------------------------------- ----------------------------------------------------------------------
VIP                                            Contrafund (R) Common stocks of companies whose value is not fully recognized. Investment objective is long-term capital growth.
---------------------------------------------- ----------------------------------------------------------------------
VIP Equity-Income                              Income.
---------------------------------------------- ----------------------------------------------------------------------
VIP Growth                                     Growth.
---------------------------------------------- ----------------------------------------------------------------------
VIP High Income                                Income.
---------------------------------------------- ----------------------------------------------------------------------
VIP Investment Grade Bond                      Bond.
---------------------------------------------- ----------------------------------------------------------------------
VIP Overseas                                   Income and Growth.
---------------------------------------------- ----------------------------------------------------------------------
                THIRD AVENUE                           Offered through Third Avenue Variable Series Trust
                                                             Advised by Third Avenue Management LLC
---------------------------------------------- ----------------------------------------------------------------------
Third Avenue Value                             Long term capital appreciation.
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

Please see the reverse side of this supplement for December 31, 2003 expense data on each of these portfolios.

Effective July 26, 2004, all other Separate Account subaccounts ("discontinued subaccounts") are no longer available investment options under the Policy. Funds allocated to the discontinued subaccounts as of July 25, 2004 may remain invested in the portfolio. If transferred out of the discontinued subaccount, however, reinvestment in the discontinued subaccount will not be an option. You may transfer funds from a discontinued subaccount to any remaining investment option identified above without charge and without the transfer counting as a "free transfer" under the Policy.

All other Policy provisions remain as stated in the Policy and prospectus.

Please see the Fund Prospectuses for more information about each Portfolio.

This Supplement should be retained with the prospectus for your variable Policy issued by First Ameritas Life Insurance Corp. of New York. If you do not have a prospectus dated May 1, 2003, please contact First Ameritas at 1-800-745-1112.

Separate Account PORTFOLIO EXPENSES

         The following table shows the minimum and maximum total operating expenses charged by the portfolio fund companies that you might pay periodically during the time that you own the contract.

---------------------------------------------------------------------------- -------------------- -----------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
---------------------------------------------------------------------------- -------------------- -----------------
Before any Waivers and Reductions                                                   0.36% (1)         1.24% (2)
---------------------------------------------------------------------------- ---------------- ---------------------
After any Waivers and Reductions                                                    0.36% (1)         1.24% (2)
---------------------------------------------------------------------------- --------------------------------------

(1) Ameritas Money Market Portfolio.
(2) Third Avenue Value Portfolio.

         The following table shows additional information for each Separate Account portfolio. More detail concerning each portfolio's fees and expenses is contained in the prospectus for the portfolio company.

----------------------------------------------------------------------------------------------------------------------
                                                                              Total                 Total Expenses
Subaccount's underlying                    Management    12b-1     Other      Fund    Waivers and   after Waivers and
Portfolio Name                                Fees       Fees      Fees       Fees    Restrictions  Reductions, if any
----------------------------------------------------------------------------------------------------------------------
AMERITAS PORTFOLIOS (1)
o        Ameritas Core Strategies             0.80%       -        0.62%      1.42%       0.47%          0.95%
o        Ameritas MidCap Growth               0.85%       -        0.19%      1.04%       0.10%          0.94%
o        Ameritas Money Market                0.25%       -        0.11%      0.36%         -            0.36%
CALVERT PORTFOLIOS
o        CVS Social Balanced                  0.70%       -        0.23%      0.93%         -            0.93%
FIDELITY(R)(Service Class 2)
o        VIP Contrafund(R)                    0.58%     0.25%      0.10%      0.93%         -            0.93% (2)
o        VIP Equity-Income                    0.48%     0.25%      0.09%      0.82%         -            0.82% (2)
o        VIP Growth                           0.58%     0.25%      0.09%      0.92%         -            0.92% (2)
o        VIP High Income                      0.58%     0.25%      0.12%      0.95%         -            0.95%
o        VIP Investment Grade Bond            0.43%     0.25%      0.11%      0.79%         -            0.79%
o        VIP Overseas                         0.73%     0.25%      0.18%      1.16%         -            1.16% (2)
THIRD AVENUE
o        Third Avenue Value                   0.90%       -        0.34%      1.24%         -            1.24%
---------------------------------------------------------------------------------------------------------------------

(1) The portfolio adviser has contractually agreed to limit annual portfolio operating expenses through December 31, 2004.

(2) Total Expenses of portfolios after any applicable reimbursement and/or directed brokerage/custodial expense reductions:
                  VIP Contrafund                             0.90%
                  VIP Equity-Income                          0.81%
                  VIP Growth                                 0.89%
                  VIP Overseas                               1.12%